Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income (loss) per common share - Stable Road Acquisition Corp [Member] - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Numerator: Net Income (loss) allocable to Redeemable Class A Common Stock
Interest Income	$ 346,011	$ 1,134,391
Income and Franchise Tax	(167,069)	(378,916)
Redeemable Net Income	$ 178,942	$ 755,475
Redeemable Class A Common Stock, Basic and Diluted	17,250,000	17,250,000
Net Income (loss)/Basic and Diluted Redeemable Class A Common Stock	$ 0.01	$ 0.04
Numerator: Net Income (loss) minus Redeemable Net Income (loss)
Net Income (loss)	$ 5,343,820	$ (42,986,163)
Redeemable Net Income (loss)	$ (178,942)	$ (755,475)
Non-Redeemable Net Income (loss)	$ 5,164,878	$ (43,741,638)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic	4,041,761	4,857,500
Net Income (loss)/Basic Non-Redeemable Class A and B Common Stock	1.28	(9.00)
Non-Redeemable Class A and B Common Stock, Diluted	4,168,777	4,857,500
Net Income (loss)/Diluted Non-Redeemable Class A and B Common Stock	1.24	(9.00)